Properties And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Properties And Equipment [Abstract]
Net book value of computer software	$ 15.4	$ 18.9
Depreciation expense for computer software	$ 5.6	$ 5.9	$ 4.2